UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: September 30, 1999
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              Check here if Amendment [ ]; Amendment Number: ______

                        This Amendment (Check only one):
                              |_| is a restatement.
                         |_| adds new holdings entries.


If amended report check here: |_|
Name: ARIES DOMESTIC FUND, L.P.

Address:
c/o Paramount Capital Asset Management, Inc.
787 Seventh Avenue, 48th Floor, New York, NY  10019


Form 13F File Number:
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The entity  submitting  ths Form and the  person by whom it is signed  represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered intragral parts of this form

Name: Lindsay A. Rosenwald, M.D.

Title: Chairman of Paramount Capital Asset Management, Inc., the general partner of The Aries Domestic Fund, L.P.

Phone: (212) 554-4300

Signature, Place, and Date of Signing:

/s/ Lindsay A. Rosenwald
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[Signature]

New York, New York
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[City, State]

November 12, 1999
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[Date]

Report Type (Check only one):
|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of Other Included Managers:

Zero (0)
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Form 13F Information Table Entry Total:

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Form 13F Information Table Value Total:

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Pursuant to General Instruction B to Form 13F, the securities over which Aries
Domestic Fund, L.P. exercises investement discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.